Putnam Sustainable Future ETF
The fund's portfolio
11/30/24 (Unaudited)

COMMON STOCKS (97.6%)(a)
	Shares	Value
Beverages (0.8%)
Vita Coco Co., Inc. (The)(NON)	80,116	$2,847,323

		2,847,323
Biotechnology (5.4%)
Alnylam Pharmaceuticals, Inc.(NON)	9,465	2,395,308
Argenx SE ADR (Netherlands)(NON)	3,636	2,241,776
Ascendis Pharma A/S ADR (Denmark)(NON)	11,557	1,572,677
BioMarin Pharmaceutical, Inc.(NON)	42,416	2,800,728
Exact Sciences Corp.(NON)	62,821	3,899,928
Merus NV (Netherlands)(NON)	15,814	709,100
Regeneron Pharmaceuticals, Inc.(NON)	2,796	2,097,615
Twist Bioscience Corp.(NON)	31,661	1,557,088
Ultragenyx Pharmaceutical, Inc.(NON)	34,228	1,630,280

		18,904,500
Capital markets (6.1%)
Coinbase Global, Inc. Class A(NON)	25,680	7,606,416
KKR & Co., Inc.	16,220	2,641,751
MSCI, Inc.	8,898	5,424,488
TPG, Inc.	80,637	5,641,365

		21,314,020
Commercial services and supplies (3.2%)
Casella Waste Systems, Inc. Class A(NON)	44,885	5,081,431
Cintas Corp.	19,331	4,364,746
Tetra Tech, Inc.	35,596	1,477,590

		10,923,767
Construction and engineering (1.7%)
Quanta Services, Inc.	16,696	5,752,106

		5,752,106
Construction materials (1.5%)
Summit Materials, Inc. Class A(NON)	99,166	5,051,516

		5,051,516
Consumer finance (1.7%)
Capital One Financial Corp.	29,734	5,709,225

		5,709,225
Consumer staples distribution and retail (1.9%)
Sprouts Farmers Market, Inc.(NON)	41,994	6,487,233

		6,487,233
Containers and packaging (1.3%)
Graphic Packaging Holding Co.	143,490	4,317,614

		4,317,614
Diversified consumer services (1.3%)
Duolingo, Inc.(NON)	12,607	4,390,640

		4,390,640
Electric utilities (4.2%)
Constellation Energy Corp.	22,523	5,778,501
NextEra Energy, Inc.	73,091	5,750,069
NRG Energy, Inc.	26,919	2,735,240

		14,263,810
Electrical equipment (4.2%)
GE Vernova, Inc.(NON)	5,672	1,895,129
Nextracker, Inc. Class A(NON)	31,835	1,214,824
Regal Rexnord Corp.	29,022	5,012,390
Vertiv Holdings Co. Class A	49,576	6,325,898

		14,448,241
Electronic equipment, instruments, and components (2.3%)
Trimble Inc.(NON)	46,722	3,409,304
Zebra Technologies Corp. Class A(NON)	10,970	4,464,790

		7,874,094
Financial services (3.3%)
HA Sustainable Infrastructure Capital, Inc.(R)	167,411	5,250,009
Mastercard, Inc. Class A	11,338	6,042,474

		11,292,483
Food products (2.6%)
Campbell's Co., (The)	84,615	3,909,213
Darling Ingredients, Inc.(NON)	108,627	4,402,652
SunOpta, Inc.(NON)	90,080	698,120

		9,009,985
Ground transportation (0.4%)
Uber Technologies, Inc.(NON)	20,404	1,468,272

		1,468,272
Health care equipment and supplies (4.8%)
IDEXX Laboratories, Inc.(NON)	3,980	1,678,565
Intuitive Surgical, Inc.(NON)	11,360	6,157,120
Penumbra, Inc.(NON)	15,608	3,810,225
ResMed, Inc.	19,591	4,878,551

		16,524,461
Health care providers and services (0.9%)
HealthEquity, Inc.(NON)	30,058	3,052,089

		3,052,089
Hotels, restaurants, and leisure (5.5%)
CAVA Group, Inc.(NON)	19,114	2,693,163
Chipotle Mexican Grill, Inc.(NON)	56,479	3,474,588
First Watch Restaurant Group, Inc.(NON)	255,720	4,881,695
Sweetgreen, Inc. Class A(NON)	73,261	3,002,236
Vail Resorts, Inc.	26,209	4,697,701

		18,749,383
Interactive media and services (1.4%)
Pinterest, Inc. Class A(NON)	155,129	4,703,511

		4,703,511
IT Services (1.8%)
Gartner, Inc.(NON)	12,212	6,324,961

		6,324,961
Leisure products (1.0%)
Hasbro, Inc.	51,081	3,327,927

		3,327,927
Life sciences tools and services (4.8%)
Danaher Corp.	19,887	4,766,715
ICON PLC (Ireland)(NON)	17,596	3,699,559
Mettler-Toledo International, Inc.(NON)	2,782	3,480,838
Thermo Fisher Scientific, Inc.	8,578	4,543,166

		16,490,278
Machinery (3.4%)
Federal Signal Corp.	65,515	6,381,816
Xylem, Inc./NY	41,910	5,312,093

		11,693,909
Personal care products (1.1%)
e.l.f. Beauty, Inc.(NON)	29,019	3,758,541

		3,758,541
Pharmaceuticals (1.9%)
AstraZeneca PLC ADR (United Kingdom)	31,309	2,117,115
Zoetis, Inc.	25,075	4,394,394

		6,511,509
Professional services (3.0%)
Planet Labs PBC(NON)	794,839	3,123,717
Verisk Analytics, Inc.	24,414	7,182,839

		10,306,556
Real estate management and development (1.0%)
FirstService Corp. (Canada)	17,125	3,325,504

		3,325,504
Semiconductors and semiconductor equipment (3.4%)
Analog Devices, Inc.	16,580	3,615,269
Applied Materials, Inc.	13,786	2,408,552
ASML Holding NV (NY Reg Shares) (Netherlands)	4,663	3,201,662
First Solar, Inc.(NON)	12,384	2,467,760

		11,693,243
Software (16.9%)
Adobe, Inc.(NON)	8,456	4,362,704
Cadence Design Systems, Inc.(NON)	16,883	5,179,873
Datadog, Inc. Class A(NON)	51,314	7,838,214
Elastic NV(NON)	16,170	1,769,968
Fair Isaac Corp.(NON)	1,756	4,170,553
Guidewire Software, Inc.(NON)	17,712	3,593,588
HubSpot, Inc.(NON)	7,971	5,747,490
Pegasystems, Inc.	37,795	3,589,391
Roper Technologies, Inc.	12,444	7,048,779
Samsara, Inc. Class A(NON)	39,062	2,089,426
ServiceNow, Inc.(NON)	4,688	4,919,775
Synopsys, Inc.(NON)	6,119	3,417,400
Vertex, Inc. Class A(NON)	88,491	4,800,637

		58,527,798
Specialized REITs (0.6%)
Weyerhaeuser Co.(R)	67,990	2,193,357

		2,193,357
Technology hardware, storage, and peripherals (1.2%)
Seagate Technology Holdings PLC	39,395	3,991,895

		3,991,895
Textiles, apparel, and luxury goods (3.0%)
Levi Strauss & Co. Class A	157,995	2,758,593
Lululemon Athletica, Inc. (Canada)(NON)	10,076	3,230,970
On Holding AG Class A (Switzerland)(NON)	71,112	4,147,963

		10,137,526

Total common stocks (cost $277,825,326)		$335,367,277

SHORT-TERM INVESTMENTS (2.4%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 4.32%(AFF)	8,169,327	$8,169,327

Total short-term investments (cost $8,169,327)		$8,169,327
TOTAL INVESTMENTS

Total investments (cost $285,994,653)		$343,536,604

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2024 through November 30, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's investment manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $343,452,690.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/24
Short-term investments
	Putnam Government Money Market Fund Class P†	$11,698,047	$41,442,114	$44,970,834	$63,689	$8,169,327

	Total Short-term investments	$11,698,047	$41,442,114	$44,970,834	$63,689	$8,169,327
†	Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the “mid price”, and is generally categorized as a Level 2 security. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$4,703,511	$—	$—
Consumer discretionary	36,605,476	—	—
Consumer staples	22,103,082	—	—
Financials	38,315,728	—	—
Health care	61,482,837	—	—
Industrials	54,592,851	—	—
Information technology	88,411,991	—	—
Materials	9,369,130	—	—
Real estate	5,518,861	—	—
Utilities	14,263,810	—	—

Total common stocks	335,367,277	—	—
Short-term investments	8,169,327	—	—

Totals by level	$343,536,604	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com